Unaudited Interim Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholder Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2020	$ 352	$ 418,181	$ (729)	$ (15,636)	$ (81,833)		$ 320,335
Balance (in shares) at Dec. 31, 2020	33,187
Issue of common stock	$ 12	5,308					5,320
Issue of common stock (in shares)	1,177
Share-based compensation		1,140					1,140
Changes in unrealized gain on cash flow hedges			585				585
Net income/(loss)							(16,623)
Net income/ (loss) attributable to common stockholders					(16,704)		(16,705)
Balance at Jun. 30, 2021	$ 364	424,629	(144)	(15,636)	(98,537)		310,676
Balance (in shares) at Jun. 30, 2021	34,364
Balance at Mar. 31, 2021	$ 354	418,698	(141)	(15,636)	(90,330)		312,945
Balance (in shares) at Mar. 31, 2021	33,335
Issue of common stock	$ 10	5,310					5,320
Issue of common stock (in shares)	1,029
Share-based compensation		622					622
Changes in unrealized gain on cash flow hedges			(3)				(3)
Net income/(loss)							(8,125)
Net income/ (loss) attributable to common stockholders					(8,207)		(8,207)
Balance at Jun. 30, 2021	$ 364	424,629	(144)	(15,636)	(98,537)		310,676
Balance (in shares) at Jun. 30, 2021	34,364
Balance at Dec. 31, 2021	$ 364	426,102	1,044	(15,636)	(119,920)		291,954
Balance (in shares) at Dec. 31, 2021	34,364
Issue of common stock	$ 3	(3)
Issue of common stock (in shares)	306
Share-based compensation		1,246					1,246
Changes in unrealized gain on cash flow hedges			4,209				4,209
Net Proceeds from Equity Offering (in shares)	2,437
Net Proceeds from Equity Offering	$ 24	17,706					17,730
Preferred dividend					(1,686)		(1,686)
Net income/(loss)					22,686		22,686
Net income/ (loss) attributable to common stockholders							21,000
Balance at Jun. 30, 2022	$ 391	445,051	5,253	(15,636)	(98,920)		336,139
Balance (in shares) at Jun. 30, 2022	37,107
Balance at Dec. 31, 2021						$ 37,043	37,043
Balance (in shares) at Dec. 31, 2021						40
Balance at Jun. 30, 2022						$ 37,043	37,043
Balance (in shares) at Jun. 30, 2022						40
Balance at Mar. 31, 2022	$ 366	426,671	4,048	(15,636)	(127,770)		287,679
Balance (in shares) at Mar. 31, 2022	34,574
Issue of common stock	$ 1	(1)
Issue of common stock (in shares)	96
Share-based compensation		675					675
Changes in unrealized gain on cash flow hedges			1,205				1,205
Net Proceeds from Equity Offering (in shares)	2,437
Net Proceeds from Equity Offering	$ 24	17,706					17,730
Preferred dividend					(838)		(838)
Net income/(loss)					29,688		29,687
Net income/ (loss) attributable to common stockholders							28,849
Balance at Jun. 30, 2022	$ 391	$ 445,051	$ 5,253	$ (15,636)	$ (98,920)		336,139
Balance (in shares) at Jun. 30, 2022	37,107
Balance at Mar. 31, 2022						$ 37,043
Balance (in shares) at Mar. 31, 2022						40
Balance at Jun. 30, 2022						$ 37,043	$ 37,043
Balance (in shares) at Jun. 30, 2022						40